LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into the year (Details) R$ in Thousands, $ in Thousands												1 Months Ended
	Dec. 28, 2023 BRL (R$)	Dec. 14, 2023 USD ($)	Oct. 30, 2023 BRL (R$)	Oct. 20, 2023 BRL (R$)	Sep. 18, 2023 BRL (R$)	Aug. 09, 2023 BRL (R$)	Jun. 29, 2023 BRL (R$) intenger	Jun. 27, 2023 BRL (R$)	Jun. 21, 2023 USD ($)	May 19, 2023 USD ($)	Dec. 22, 2022 USD ($)	Dec. 22, 2022 USD ($)	Dec. 14, 2023 BRL (R$)	Jun. 21, 2023 BRL (R$)	May 19, 2023 BRL (R$)	Dec. 22, 2022 BRL (R$)
Funds raised from BNDES | 5.23% BNDES, Due December 2037 [Member]
LOANS, FINANCING AND DEBENTURES
Principle amount								R$ 500,000
Grace period								7 years
Funds raised from BNDES | 5.23% BNDES, Due December 2037 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis								Long-Term Rate ("TLP"), plus a fixed interest rate of 5.23% p.a.
Basis spread (as a percent)								5.23%
Funds raised from BNDES | 6.97% BNDES, Due December 2037 [Member]
LOANS, FINANCING AND DEBENTURES
Principle amount				R$ 539,000
Grace period				6 years
Funds raised from BNDES | 6.97% BNDES, Due December 2037 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis				BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 6.97% p.a.
Basis spread (as a percent)				6.97%
Funds raised from BNDES | 7.11% BNDES, Due October 2042 [Member]
LOANS, FINANCING AND DEBENTURES
Principle amount			R$ 100,000
Grace period			1 year
Funds raised from BNDES | 7.11% BNDES, Due October 2042 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis			BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.11% p.a.
Basis spread (as a percent)			7.11%
Funds raised from BNDES | 7.41% BNDES, Due December 2043 [Member]
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 100,000
Grace period	2 years
Funds raised from BNDES | 7.41% BNDES, Due December 2043 [Member] | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis	BNDES indexed by the Long-Term Rate (“TLP”) interest rate, plus fixed interest of 7.41% p.a.
Basis spread (as a percent)	7.41%
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A&B Loan
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity											$ 600,000	$ 600,000				R$ 2,891,520
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan
LOANS, FINANCING AND DEBENTURES
Grace period											6 years
Maximum borrowing capacity											$ 250,000	$ 250,000				R$ 1,204,800
IFRS Debt Instrument Term											8 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) A-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis												Term SOFR + 1.80% p.a.
Basis spread (as a percent)											1.80%	1.80%				1.80%
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan
LOANS, FINANCING AND DEBENTURES
Grace period											5 years
Maximum borrowing capacity											$ 350,000	$ 350,000				R$ 1,686,720
IFRS Debt Instrument Term											7 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis											Term SOFR + 1.60% p.a.
Basis spread (as a percent)											1.60%	1.60%				1.60%
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan Tranche 2 [Member]
LOANS, FINANCING AND DEBENTURES
Grace period		6 years
Maximum borrowing capacity		$ 195,000											R$ 953,784
IFRS Debt Instrument Term		8 years
Sustainability Linked Loan ("SLL") | International Finance Corporation (IFC) B-Loan Tranche 2 [Member] | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis		Term SOFR + 1.80% p.a.
Basis spread (as a percent)		1.80%											1.80%
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)									6.52%					6.52%
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member] | May 2024 [Member]
LOANS, FINANCING AND DEBENTURES
Basis spread (as a percent)										6.00%					6.00%
Maximum borrowing capacity										$ 100,000					R$ 481,920
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member] | June 2024
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity									$ 35,000					R$ 168,672
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member] | Pre-fixed rate in US dollars [Member] | May 2024 [Member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis										pre-fixed rate of 6.00% in US dollars
Advance of exchange contract (ACC) [Member] | BNB Paribas [Member] | Pre-fixed rate in US dollars [Member] | June 2024
LOANS, FINANCING AND DEBENTURES
Interest rate basis									pre-fixed rate of 6.52% in US dollars
Debentures
LOANS, FINANCING AND DEBENTURES
Notes and debentures issued							R$ 1,000,000
Issuance of ordinary debentures, not convertible into shares | intenger							2
Debentures | Not later than seven years
LOANS, FINANCING AND DEBENTURES
IFRS Debt Instrument Term							7 years
Notes and debentures issued							R$ 500,000
Debentures | Later than seven years and not later than ten years [member]
LOANS, FINANCING AND DEBENTURES
IFRS Debt Instrument Term							10 years
Notes and debentures issued							R$ 500,000
Debentures | Later than ten years and not later than fifteen years [member]
LOANS, FINANCING AND DEBENTURES
IFRS Debt Instrument Term					15 years
Notes and debentures issued					R$ 2,000,000
Debentures | IPCA [Member] | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Interest rate basis							IPCA + 6.0188% p.a.
Basis spread (as a percent)							6.0188%
Debentures | IPCA [Member] | Later than seven years and not later than ten years [member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis							IPCA + 6.2477% p.a.
Basis spread (as a percent)							6.2477%
Debentures | IPCA [Member] | Later than ten years and not later than fifteen years [member]
LOANS, FINANCING AND DEBENTURES
Interest rate basis					IPCA + 6.1889% p.a.
Basis spread (as a percent)					6.1889%
Rural Credit Note [Member] | CDI | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Interest rate basis						CDI + 1.25% p.a.
Basis spread (as a percent)						1.25%
Rural Credit Note [Member] | Banco Safra [Member] | Not later than seven years
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity						R$ 2,000,000
Rural Credit Note [Member] | Banco Safra [Member] | CDI
LOANS, FINANCING AND DEBENTURES
Maximum borrowing capacity						R$ 1,616,500